Note Receivable (Details Narrative) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts receivable	$ 195,835	$ 441,236	$ 119,018	$ 261,425
Allowance for doubtful accounts